Stock-Based Compensation (Details 2) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Balance	237,040	263,765
Number of Options, Granted	59,332	144,333
Number of Options, Vested	(21,590)	(146,243)
Number of Option, Forfeited or Canceled	(7,083)	(24,815)
Number of Options, Balance	267,699	237,040
Weighted Average Grant Date Fair Value, Balance (in dollars per share)	$ 4.45	$ 8.40
Weighted Average Grant Date Fair Value, Granted	$ 1.52	$ 2.66
Weighted Average Grant Date Fair Value, Vested	$ (6.91)	$ (10.25)
Weighted Average Grant Date Fair Value, Forfeited or Canceled	$ (3.01)	$ (13.16)
Weighted Average Grant Date Fair Value, Balance (in dollars per share)	$ 3.66	$ 4.45